Shareholder Report, Average Annual Return (Details) IT31_MassMutual Clinton Limited Term Municipal Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	60 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y - without sales charge
Average Annual Return, Percent	2.49%	2.44%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	2.53%
Bloomberg 5-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 5-Year Municipal Bond Index
Average Annual Return, Percent	3.43%	3.60%